CONSOLIDATED STATEMENTS OF CASH FLOWS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Income before income tax and noncontrolling interest from continuing operations	₱ 42,693	₱ 36,477	₱ 14,032
Loss before income tax and noncontrolling interest from discontinued operations (Note 2)		(41)	(523)
NET INCOME FROM CONTINUING OPERATIONS (Note 4)	42,693	36,436	13,509
Adjustments for:
Depreciation and amortization (Notes 2, 9, 10 and 18)	55,988	58,462	98,714
Interest on loans and other related items – net (Note 5)	11,031	9,990	9,112
Asset impairment (Note 5)	4,321	4,436	6,107
Accretion on lease liabilities (Notes 2, 5 and 10)	3,935	3,268	2,064
Pension benefit costs (Notes 5 and 25)	1,441	1,426	1,749
Incentive plan (Notes 5 and 25)	1,136	839	1,272
Equity share in net losses of associates and joint ventures (Notes 5 and 11)	990	2,806	3,304
Accretion on financial liabilities (Notes 5 and 20)	455	409	375
Amortization of intangible assets (Notes 5 and 14)	240	221	228
Foreign exchange losses (gains) - net (Notes 2, 5 and 27)	36	(1,153)	4,685
Impairment of investments (Note 11)		70	50
Gains on dilution of shares (Note 11)			(660)
Income from prescription of preferred shares redemption liability (Notes 5 and 19)	(71)		(7,839)
Gains on disposal of property and equipment	(85)	(468)	(148)
Interest income (Note 5)	(916)	(1,017)	(653)
Gain on sale and leaseback of telecom towers (Notes 5 and 9)	(1,442)	(7,777)	(25,852)
Gains on derivative financial instruments - net (Notes 5 and 27)	(4,023)	(1,198)	(2,322)
Others	(631)	8	(1,884)
Operating income before changes in assets and liabilities	115,098	106,758	101,811
Decrease (increase) in:
Prepayments	21,034	10,264	12,218
Inventories and supplies	31	597	410
Contract assets	(139)	101	(209)
Trade and other receivables	(9,137)	952	(8,366)
Other financial and non-financial assets	(1,824)	156	208
Increase (decrease) in:
Customers' deposits	(194)	(75)	44
Pension and other employee benefits	(3,355)	(5,174)	(6,847)
Accrued expenses and other current liabilities	(8,716)	(4,414)	(507)
Accounts payable	(27,765)	(21,285)	(18,306)
Other noncurrent liabilities	(20)	(57)	(68)
Net cash flows generated from operations	85,013	87,823	80,388
Income taxes paid	(3,282)	(2,058)	(4,188)
Net cash flows from operating activities	81,731	85,765	76,200
Proceeds from:
Disposal of property and equipment (Note 9)	4,827	23,971	60,833
Redemption of investment in debt securities (Note 12)	200		182
Maturity of short-term investments	21	440	8,700
Disposal of investments in associates and joint ventures (Note 11)			2,458
Interest received	881	973	636
Payments for:
Purchase of investment in debt securities (Note 12)			(173)
Settlements of notes receivable			(200)
Payments for acquisition of intangibles	(29)
Purchase of short-term investments	(37)	(449)	(6,368)
Purchase of financial assets at fair value through profit or loss	(166)
Interest capitalized to property and equipment (Notes 5 and 9)	(2,589)	(2,169)	(1,748)
Acquisition of investments in associates and joint ventures (Note 11)	(3,770)	(1,636)	(3,514)
Purchase of property and equipment (Note 9)	(65,668)	(76,266)	(93,803)
Decrease (Increase) in other financial and non-financial assets	626	18	(9)
Net cash flows used in investing activities	(65,704)	(55,118)	(33,006)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Availments of long-term debt (Notes 20 and 28)	37,000	38,000	5,000
Collection from derivative financial instruments (Notes 27 and 28)	704		87
Return of preferred shares redemption fund (Note 19)	71		7,839
Availments of short-term debt (Notes 20 and 28)			16,000
Payments for:
Settlements of derivative financial instruments - net (Notes 27 and 28)		(607)
Short-term debt (Notes 20 and 28)		(10,000)	(6,000)
Distribution charges on perpetual notes (Note 19)	(59)	(236)	(236)
Debt issuance costs (Notes 20 and 28)	(219)	(214)	(62)
Redemption of perpetual notes (Note 19)	(4,200)
Interest - net of capitalized portion (Notes 5, 20 and 28)	(10,740)	(9,715)	(9,013)
Long-term debt (Notes 20 and 28)	(12,059)	(22,611)	(22,353)
Obligations under lease liabilities (Notes 10 and 28)	(12,079)	(10,707)	(8,331)
Cash dividends (Notes 19 and 28)	(20,750)	(23,328)	(25,235)
Net cash flows used in financing activities	(22,331)	(39,418)	(42,304)
NET EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	138	(263)	414
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,166)	(9,034)	1,304
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR (Note 15)	16,177	25,211	23,907
CASH AND CASH EQUIVALENTS AT END OF THE YEAR (Note 15)	₱ 10,011	₱ 16,177	₱ 25,211